Loan Capital - Tier 2 loan capital (Details) € in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 AUD ($)	Sep. 30, 2021 SGD ($)	Sep. 30, 2021 NZD ($)	Sep. 30, 2021 JPY (¥)	Sep. 30, 2021 HKD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 AUD ($)	Sep. 30, 2020 SGD ($)	Sep. 30, 2020 NZD ($)	Sep. 30, 2020 JPY (¥)	Sep. 30, 2020 HKD ($)	Sep. 30, 2019 AUD ($)
Loan capital
Loan capital			$ 29,067						$ 23,949					$ 21,826
Subordinated notes
Loan capital
Loan capital			18,362						14,090
Percentage of share price to determine maximum conversion number	20.00%
Number of business days for immediate and irrevocable termination of rights after non-viability trigger event if conversion not occur	5 days
AUD 350 million 4.50% subordinated notes
Loan capital
Principal amount			350						350
Loan capital			$ 351						$ 361
AUD 350 million 4.50% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
AUD 350 million 4.50% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
SGD 325 million subordinated notes
Loan capital
Principal amount				$ 325						$ 325
Loan capital			$ 337						$ 347
SGD 325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
SGD 325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
AUD 175 million subordinated notes
Loan capital
Principal amount			$ 175						$ 175
Loan capital			$ 181						$ 185
AUD 175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
AUD 175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
USD 100 million subordinated notes
Loan capital
Principal amount	$ 100	$ 100
Loan capital			$ 148						$ 175
USD 100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
AUD 700 million subordinated notes
Loan capital
Principal amount			$ 700						$ 700
Loan capital									$ 700
AUD 700 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
JPY 20,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 20,000						¥ 20,000
Loan capital			$ 249						$ 270
JPY 20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY 10,200 million subordinated notes
Loan capital
Principal amount | ¥						¥ 10,200						¥ 10,200
Loan capital			$ 127						$ 137
JPY 10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY 10,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 10,000						¥ 10,000
Loan capital			$ 124						$ 134
JPY 10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
NZD 400 million subordinated notes
Loan capital
Principal amount					$ 400						$ 400
Loan capital									$ 376
NZD 400 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%
NZD 400 million subordinated notes | New Zealand 5 year swap rate
Loan capital
Interest rate adjustments (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
JPY 8,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 8,000						¥ 8,000
Loan capital			$ 99						$ 107
JPY 8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
JPY 8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
USD 1500 million 4.322% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,181						$ 2,320
Principal amount of subordinated notes not subject to APRA's approval for redemption	$ 1,500	$ 1,500
USD 1500 million 4.322% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
USD 1500 million 4.322% subordinated notes | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
JPY 12,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 12,000						¥ 12,000
Loan capital			$ 149						$ 161
JPY 12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
JPY 12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
JPY 13,500 million subordinated notes
Loan capital
Principal amount | ¥						¥ 13,500						¥ 13,500
Loan capital			$ 168						$ 181
JPY 13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%
JPY 13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%
HKD 600 million subordinated notes
Loan capital
Principal amount							$ 600						$ 600
Loan capital			$ 108						$ 111
HKD 600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
HKD 600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
AUD 350 million 4.334% subordinated notes
Loan capital
Principal amount			$ 350						$ 350
Loan capital			$ 350						$ 349
AUD 350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
AUD 350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
AUD 185 million subordinated notes
Loan capital
Principal amount			$ 185						$ 185
Loan capital			$ 185						$ 185
AUD 185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
AUD 250 million subordinated notes
Loan capital
Principal amount			$ 250						$ 250
Loan capital			$ 250						$ 250
AUD 250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
AUD 130 million subordinated notes
Loan capital
Principal amount			$ 130						$ 130
Loan capital			$ 130						$ 130
AUD 130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
AUD 725 million subordinated notes
Loan capital
Principal amount			$ 725						$ 725
Loan capital			$ 724						$ 714
AUD 725 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
USD 1,000 million 4.421% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000	$ 1,000
Loan capital			$ 1,481						$ 1,707
USD 1,000 million 4.421% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
USD 1,250 million subordinated notes
Loan capital
Principal amount	$ 1,250	$ 1,250
Loan capital			$ 1,813						$ 1,970
Principal amount of subordinated notes not subject to APRA's approval for redemption	$ 1,250	$ 1,250
USD 1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
USD 1,250 million subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
AUD 1,000 million subordinated notes
Loan capital
Principal amount			$ 1,000						$ 1,000
Loan capital			$ 999						$ 1,000
AUD 1,000 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
USD 1500 million 2.894% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,133						$ 2,220
Principal amount of subordinated notes not subject to APRA's approval for redemption	$ 1,500	$ 1,500
USD 1500 million 2.894% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%
USD 1500 million 2.894% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
USD 1500 million 2.668% subordinated notes
Loan capital
Principal amount	$ 1,500
Loan capital			$ 1,970
USD 1500 million 2.668% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.668%		2.668%	2.668%	2.668%	2.668%	2.668%	2.668%
USD 1500 million 2.668% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.75%		1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
USD 1,000 million 2.963% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000
Loan capital			$ 1,264
USD 1,000 million 2.963% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.963%		2.963%	2.963%	2.963%	2.963%	2.963%	2.963%
AUD 1,250 million subordinated notes
Loan capital
Principal amount			$ 1,250
Loan capital			$ 1,237
AUD 1,250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.55%		1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
EUR 1,000 million subordinated notes
Loan capital
Principal amount | €								€ 1,000
Loan capital			$ 1,604
EUR 1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.766%		0.766%	0.766%	0.766%	0.766%	0.766%	0.766%
EUR 1,000 million subordinated notes | Five-year EUR mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Subordinated perpetual notes
Loan capital
Loan capital			$ 489						$ 495
Subordinated perpetual notes | 6 month US$ LIBOR
Loan capital
Interest rate adjustments (as a percent)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Period prior to payment of dividend on share for payment of interest	12 months	12 months
Parent Entity
Loan capital
Loan capital			$ 29,067						$ 23,949					$ 21,826
Parent Entity | Subordinated notes
Loan capital
Loan capital			18,362						14,090
Parent Entity | AUD 350 million 4.50% subordinated notes
Loan capital
Principal amount			350						350
Loan capital			$ 351						$ 361
Parent Entity | AUD 350 million 4.50% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Parent Entity | AUD 350 million 4.50% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Parent Entity | SGD 325 million subordinated notes
Loan capital
Principal amount				$ 325						$ 325
Loan capital			$ 337						$ 347
Parent Entity | SGD 325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Parent Entity | SGD 325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
Parent Entity | AUD 175 million subordinated notes
Loan capital
Principal amount			$ 175						$ 175
Loan capital			$ 181						$ 185
Parent Entity | AUD 175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Parent Entity | AUD 175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Parent Entity | USD 100 million subordinated notes
Loan capital
Principal amount	$ 100	$ 100
Loan capital			$ 148						$ 175
Parent Entity | USD 100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | AUD 700 million subordinated notes
Loan capital
Principal amount			$ 700						$ 700
Loan capital									$ 700
Parent Entity | AUD 700 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Parent Entity | JPY 20,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 20,000						¥ 20,000
Loan capital			$ 249						$ 270
Parent Entity | JPY 20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY 10,200 million subordinated notes
Loan capital
Principal amount | ¥						¥ 10,200						¥ 10,200
Loan capital			$ 127						$ 137
Parent Entity | JPY 10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate adjustments (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY 10,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 10,000						¥ 10,000
Loan capital			$ 124						$ 134
Parent Entity | JPY 10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Parent Entity | NZD 400 million subordinated notes
Loan capital
Principal amount					$ 400						$ 400
Loan capital									$ 376
Parent Entity | NZD 400 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%
Parent Entity | NZD 400 million subordinated notes | New Zealand 5 year swap rate
Loan capital
Interest rate adjustments (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Parent Entity | JPY 8,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 8,000						¥ 8,000
Loan capital			$ 99						$ 107
Parent Entity | JPY 8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
Parent Entity | JPY 8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
Parent Entity | USD 1500 million 4.322% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,181						$ 2,320
Principal amount of subordinated notes not subject to APRA's approval for redemption	$ 1,500	$ 1,500
Parent Entity | USD 1500 million 4.322% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
Parent Entity | USD 1500 million 4.322% subordinated notes | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
Parent Entity | JPY 12,000 million subordinated notes
Loan capital
Principal amount | ¥						¥ 12,000						¥ 12,000
Loan capital			$ 149						$ 161
Parent Entity | JPY 12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Parent Entity | JPY 12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Parent Entity | JPY 13,500 million subordinated notes
Loan capital
Principal amount | ¥						¥ 13,500						¥ 13,500
Loan capital			$ 168						$ 181
Parent Entity | JPY 13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%
Parent Entity | JPY 13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%
Parent Entity | HKD 600 million subordinated notes
Loan capital
Principal amount							$ 600						$ 600
Loan capital			$ 108						$ 111
Parent Entity | HKD 600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
Parent Entity | HKD 600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Parent Entity | AUD 350 million 4.334% subordinated notes
Loan capital
Principal amount			$ 350						$ 350
Loan capital			$ 350						$ 349
Parent Entity | AUD 350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
Parent Entity | AUD 350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
Parent Entity | AUD 185 million subordinated notes
Loan capital
Principal amount			$ 185						$ 185
Loan capital			$ 185						$ 185
Parent Entity | AUD 185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | AUD 250 million subordinated notes
Loan capital
Principal amount			$ 250						$ 250
Loan capital			$ 250						$ 250
Parent Entity | AUD 250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Parent Entity | AUD 130 million subordinated notes
Loan capital
Principal amount			$ 130						$ 130
Loan capital			$ 130						$ 130
Parent Entity | AUD 130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | AUD 725 million subordinated notes
Loan capital
Principal amount			$ 725						$ 725
Loan capital			$ 724						$ 714
Parent Entity | AUD 725 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Parent Entity | USD 1,000 million 4.421% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000	$ 1,000
Loan capital			$ 1,481						$ 1,707
Parent Entity | USD 1,000 million 4.421% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
Parent Entity | USD 1,250 million subordinated notes
Loan capital
Principal amount	$ 1,250	$ 1,250
Loan capital			$ 1,813						$ 1,970
Principal amount of subordinated notes not subject to APRA's approval for redemption	$ 1,250	$ 1,250
Parent Entity | USD 1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Parent Entity | USD 1,250 million subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Parent Entity | AUD 1,000 million subordinated notes
Loan capital
Principal amount			$ 1,000						$ 1,000
Loan capital			$ 999						$ 1,000
Parent Entity | AUD 1,000 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Parent Entity | USD 1500 million 2.894% subordinated notes
Loan capital
Principal amount	$ 1,500	$ 1,500
Loan capital			$ 2,133						$ 2,220
Principal amount of subordinated notes not subject to APRA's approval for redemption	$ 1,500
Parent Entity | USD 1500 million 2.894% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%	2.894%
Parent Entity | USD 1500 million 2.894% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Parent Entity | USD 1500 million 2.668% subordinated notes
Loan capital
Principal amount	$ 1,500
Loan capital			$ 1,970
Parent Entity | USD 1500 million 2.668% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.668%		2.668%	2.668%	2.668%	2.668%	2.668%	2.668%
Parent Entity | USD 1500 million 2.668% subordinated notes | Five-year USD treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.75%		1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Parent Entity | USD 1,000 million 2.963% fixed rate subordinated notes
Loan capital
Principal amount	$ 1,000
Loan capital			$ 1,264
Parent Entity | USD 1,000 million 2.963% fixed rate subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.963%		2.963%	2.963%	2.963%	2.963%	2.963%	2.963%
Parent Entity | AUD 1,250 million subordinated notes
Loan capital
Principal amount			$ 1,250
Loan capital			$ 1,237
Parent Entity | AUD 1,250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.55%		1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Parent Entity | EUR 1,000 million subordinated notes
Loan capital
Principal amount | €								€ 1,000
Loan capital			$ 1,604
Parent Entity | EUR 1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.766%		0.766%	0.766%	0.766%	0.766%	0.766%	0.766%
Parent Entity | EUR 1,000 million subordinated notes | Five-year EUR mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Parent Entity | Subordinated perpetual notes
Loan capital
Loan capital			$ 489						$ 495